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AXS Alternative Growth Fund
SUMMARY SECTION AXS Alternative Growth Fund
Investment Objective

The investment objective of the AXS Alternative Growth Fund (the "Fund") is to seek to achieve returns and volatility comparable to the S&P 500® Total Return Index, while seeking to avoid the full impact of downside risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "YOUR ACCOUNT WITH THE FUND – Purchase of Shares/Class A Shares Purchase Program" , "YOUR ACCOUNT WITH THE FUND – Purchase of Shares/Class I Shares Purchase Program", and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Alternative Growth Fund - USD ($)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases	5.75%		none
Maximum deferred sales charge (load)	1.00%	[1]	none
Redemption fee	1.00%		1.00%
Wire fee	$ 20		$ 20
Overnight check delivery fee	25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Alternative Growth Fund		Class A Shares	Class I Shares
Management fees	[1],[2]	0.75%	0.75%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses	[3]	2.39%	2.39%
Total annual fund operating expenses		3.39%	3.14%
Fees waived and/or expenses reimbursed	[4]	(2.15%)	(2.15%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[4]	1.24%	0.99%
[1]	For the 24-month period commencing July 1, 2018 and ending June 30, 2020 (the "Performance Period"), the Advisor's entitlement to the Management Fee for the following 12-month period shall be subject to a performance-based voluntary waiver (the "Performance-Based Waiver"). Under the terms of the Performance-Based Waiver, the investment performance of the Class I shares of the Fund will be measured against the S&P 500 Total Return Index (the "Benchmark") over the Performance Period. In the event that the Fund underperforms the Benchmark over the Performance Period, the advisor will voluntarily waive the Management Fee for the following 12-month period, excluding any portion of the Management Fee that the advisor would otherwise be required to waive in order to satisfy its obligation under the Expense Limitation. For example, if the advisor were required to waive its entire Management Fee under the terms of the contractual Expense Limitation, it would not have an additional obligation to make further waivers as a result of the Performance-Based Waiver. As a result, there is no guarantee that shareholders will benefit from the Performance-Based Waiver for any full or partial 12-month period. After June 30, 2020, the Performance Period will be extended from 24 months to 36 months for the period ending June 30, 2021 (i.e., from July 1, 2018 to June 30, 2021). For each successive 36-month period ending on June 30 of each year thereafter, the advisor's entitlement to the Management Fee for the following 12-month period shall also be subject to the Performance-Based Waiver. The advisor reserves the right to modify or terminate the voluntary Performance-Based Waiver, at any time, upon notice to the Fund's Board of Trustees. The advisor will not seek recoupment of any fees waived as a result of the Performance-Based Waiver.
[2]	The Fund's "Management Fees" include a management fee paid to the advisor by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 0.75% of the Subsidiary's average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Fund's Board of Trustees.
[3]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates. "Other expenses" does not include direct costs or indirect costs associated with any over-the-counter derivatives that provide the Fund, directly or through its Subsidiary, with exposure to the Overlay Strategy (defined below), which is the primary manner in which the Fund intends to gain exposure to the Fund's Overlay Strategy. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the managed futures trading programs in the Overlay Strategy referenced by such derivative instruments. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties for the fiscal year ending June 30, 2020 in excess of 0.50%. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund's investment in swaps is likely to increase. In addition to the derivative counterparty fees, the advisor anticipates that any investment in the Overlay Strategy through a derivative instrument will further indirectly subject the Fund to aggregate management fees of up to 1.25% of notional exposure and performance-based incentive fees of up to 25% of new high net trading profits. The advisor anticipates that the Fund's average notional exposure to the Overlay Strategy during the current fiscal year will range approximately between 100% and 200% of Fund assets. The performance of the Fund is net of all such embedded counterparty, management and incentive/performance fees. "Other Expenses' include expenses of the Fund's Subsidiary other than management fees paid by the Subsidiary to the advisor, which are included in "Management Fee" in the table above.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until November 9, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Similarly, the predecessor fund's investment advisor, Equinox Institutional Asset Management, LP ("Equinox"), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Equinox to the predecessor fund prior to the predecessor fund's reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment, In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a "first in, first out" basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A shares and $1,000,000 (initial investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AXS Alternative Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	694	1,164	1,875	3,753
Class I Shares	10,098	54,887	125,381	313,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate of the Fund's predecessor fund, the Equinox Ampersand Strategy Fund, was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by utilizing two broad strategies: (1) the Equity Strategy, and (2) the Overlay Strategy. The Equity Strategy seeks to provide returns (after fees and expenses) comparable to those of the S&P 500® Total Return Index (the "Equity Index"), while the Overlay Strategy seeks to complement these equity returns with non-correlated and negatively correlated return streams that are designed to result in an overall portfolio with returns and volatility comparable to the Equity Index, while seeking to avoid the full impact of downside risk over a full market cycle (generally three to five years or longer).

(1) The Equity (Long) Strategy

The Equity Strategy seeks to track the performance of the Equity Index. It is expected that, on average, between 85% and 115% of the Fund's assets will be exposed to broad-based U.S. equity markets, generally by investing in (i) exchange traded funds ("ETFs") or other investment companies that seek to track the composition and/or performance of the Equity Index (or other broad U.S. equity indices), and/or (ii) derivative instruments such as futures, options or total return swaps ("swaps") that provide exposure to the Equity Index (or other broad U.S. equity indices). The Fund will make such investments either directly, or indirectly by investing through a swap or through the Fund's wholly-owned subsidiary (the "Subsidiary") which may itself invest in such assets directly or indirectly.

(2) The Overlay Strategy

The Overlay Strategy seeks to provide incremental positive expected returns, while seeking to reduce the magnitude of the losses associated with the Equity Strategy during the periods in which the Equity Index produces negative returns ("peak-to-trough drawdowns"). However, unlike traditional asset allocation methodologies, the Overlay Strategy seeks to provide enhanced diversification without the need to reduce the Fund's Equity Strategy exposure in the process. Because the Fund's strategy is designed to be measured over a full market cycle, the Overlay Strategy may not mitigate down-side movement in the short-term.

The Overlay Strategy consists of (A) the Hedging Strategy, which seeks to hedge dynamically all or a portion of the Fund's exposure to the equity markets, and (B) the Enhanced Diversification Strategy, which seeks to access return streams that have generally low correlations to the equity markets.

A. The Hedging (Short) Strategy

The Hedging Strategy aims to hedge the Fund's equity market exposure dynamically, seeking to reduce the overall exposure when the broad equity market is trending down, while seeking to maintain higher exposure when the broad equity market is trending up. Exposure is generally adjusted by trading in trending futures markets that are negatively correlated to equity markets, or by dynamically allocating risk to strategies that are expected to perform positively when equity markets are expected to trend down. Thus, the Hedging Strategy seeks to mitigate peak-to-trough drawdowns while seeking to maintain the level and volatility of the Fund's returns.

The Fund's sub-advisor, Ampersand Investment Management LLC ("Ampersand" or the "Sub-Advisor") expects to implement its Hedging Strategy through accessing trading programs that tend to have generally negative correlations with equity markets and are intended to serve as a hedge for equity investment portfolios ("Hedging Programs"). This will generally involve entering into, either directly or indirectly through the Subsidiary, one or more total return swaps that provide exposure to trading strategies such as (i) the Quest Dynamic Financial Hedge Program (the "Quest Hedging Program"), a proprietary systematic futures trading strategy of Quest Partners LLP ("Quest"), a commodity trading advisor ("CTA") registered with the Commodity Futures Trading Commission; or (ii) the Blue Sky Dynamic Macro strategy, a proprietary systematic futures trading strategy of Blue Sky Alternative Investments Limited ("Blue Sky"), an Australia-based alternative asset manager. From time to time, based on market conditions, other Hedging Programs with low to negative correlations to equities may be utilized in addition to or in place of the Quest Hedging Program and the Blue Sky Dynamic Macro strategy.

B. The Enhanced Diversification Strategy

The Enhanced Diversification Strategy aims to achieve enhanced diversification through exposure to multiple strategies that seek to generate positive returns over time but tend to have low correlations to equities. The Enhanced Diversification Strategy thus seeks to enhance the Fund's risk-adjusted performance based on Modern Portfolio Theory concepts such as the efficient frontier, which assumes that the addition of non-correlated assets to more traditional assets will result in superior risk-adjusted returns over time.

Ampersand expects to implement its Enhanced Diversification Strategy by constructing a portfolio of commodities trading programs that are managed by regulated asset managers. These enhanced diversification strategies generally provide exposure to broadly diversified global (i.e., U.S. and non-U.S.) markets across four major asset classes: stock indices, fixed income, currencies, and commodities, by opportunistically taking long or short positions, mainly in futures, forwards, options, or spot contracts.

Ampersand obtains exposure to these enhanced diversification strategies by investing directly, or indirectly through the Subsidiary, in derivative instruments such as one or more swaps, or through Trading Companies. A "Trading Company" is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

Subsidiary. The Fund may make some or all of its investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Through investing in the Subsidiary, the Fund, will among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same asset coverage requirements required by the Investment Company Act of 1940 (the "1940 Act") with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund's transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

From time to time, the Fund may hold a portion of its net assets in cash or cash equivalents, money market funds, securities issued by the U.S. government and fixed-income securities. These cash equivalents and short-term investments may serve as margin and/or collateral for the derivatives positions of the Fund. The Fund may also invest in short-term to medium-term fixed-income securities that are generally investment-grade, but may, from time to time, be below investment-grade. The Fund's exposure to fixed income securities may be through investments in ETFs.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity strategy risk. Because the Fund will normally invest a substantial portion of its assets in equity securities and equity-related instruments designed to track the performance of one or more equity indices, the value of the Fund's portfolio will be affected by changes in the equity markets. At times, the equity markets can be volatile, and prices of equity securities can change drastically. Market risk will affect the Fund's net asset value, which will fluctuate as the values of the Fund's portfolio securities and other assets change. Not all equity prices change uniformly or at the same time, and not all equity markets move in the same direction at the same time. In addition, other factors can adversely affect the price of a particular equity security (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors or their affects can be predicted.

Overlay Strategy risk. The profitability of any Fund investment in the hedging or enhanced diversification programs depends primarily on the ability of managers to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

•	changes in interest rates;

•	governmental, trade, fiscal, monetary and exchange control programs and policies;

•	changing supply and demand relationships;

•	changes in balances of payments and trade;

•	U.S. and international rates of inflation and deflation;

•	currency devaluations and revaluations;

•	U.S. and international political and economic events; and

•	changes in philosophies and emotions of various market participants, and

•	changes in personnel.

The Fund's Overlay Strategy may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, performance fees and transaction fees, associated with the Overlay Strategy which will reduce returns. Additionally, because the Fund's strategy is designed to be measured over a full market cycle, the Overlay Strategy may not mitigate down-side movement in the short-term. See "Derivatives risk" for risks associated with the use of futures contracts.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Counterparty risk. The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or Trading Company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Subsidiary risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Tax risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income." Income derived from direct investments in commodities is not "qualifying income." In addition, the Internal Revenue Service (the "IRS") has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute "qualifying income." Investment through the Subsidiary is expected to allow the Fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The tax treatment of the Fund's investment in the Subsidiary could nevertheless be adversely affected by future legislation or Treasury regulations.

Investment through the Subsidiary may affect the timing and character of income and gain recognized by the Fund, and of distributions to shareholders. For example, the tax treatment of any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are generally taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is a "controlled foreign corporation" for tax purposes, any income or gain recognized in respect of its investments in 1256 futures contracts will be passed through to the Fund as ordinary income, and distributions attributable to such income and gains will generally be taxable to shareholders as ordinary income.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Government intervention and regulatory changes. In response to the global financial crisis that began in 2008, which caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates low. Recently, the Federal Reserve has begun raising interest rates, and if there is less governmental action in the future to maintain low interest rates and/or actions are taken to raise interest rates further, there may be unpredictable and possible negative effects on the markets and the Fund's investments. In addition, legal and regulatory changes could occur that may adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. For example, the regulation of derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund's derivative transactions, impede the employment of the Fund's derivatives strategies, or adversely affect the Fund's performance. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Volatility risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Leveraging risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's Sub-Advisors about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

OTC trading risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Indirect fees and expenses risk. The cost of investing in the Fund may be higher than the cost of other mutual funds that invest directly in futures, forwards or other derivative instruments. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by any hedging or enhanced diversification programs in which the Fund invests (such as the Quest Hedging Program), including brokerage commissions and operating expenses. Further, any investment in a hedging program is expected to be subject to management and, potentially, performance-based fees. Management fees typically are based on the leveraged account size or the "notional exposure" of the Fund to the hedging and enhanced diversification programs and not the actual cash invested.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

New advisor risk. The Advisor is a newly organized investment advisor and has no operating history or performance track record.

Performance

The Fund acquired the assets and liabilities of the Equinox Ampersand Strategy Fund, a series of Equinox Funds Trust, (the "Predecessor Fund"), on November 8, 2019. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results for the Predecessor Fund are shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the S&P 500 Total Return Index. The bar chart shows the performance of the Predecessor Fund's Class I shares. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund's website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587).

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return of the Fund as of September 30, 2019 was 33.26%.

Class I Shares
Highest Calendar Quarter Return at NAV	6.59%	Quarter Ended 3/31/2016
Lowest Calendar Quarter Return at NAV	(4.04)%	Quarter Ended 9/30/2015

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - AXS Alternative Growth Fund		1 Year	10 Years	Since Inception	Inception Date
Class A Shares		(13.79%)	2.87%	4.56%	Sep. 09, 2013
Class I Shares		(7.95%)	4.42%	6.05%	Sep. 09, 2013
Class I Shares | After Taxes on Distributions		(9.19%)	2.03%	3.76%	Sep. 09, 2013
Class I Shares | After Taxes on Distributions and Sales	[1]	(3.99%)	2.87%	4.19%	Sep. 09, 2013
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	10.18%	Sep. 09, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.